Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 521,865
Prepaid expenses	223,692
Total current assets	745,557
Marketable securities held in trust account	83,694,573
TOTAL ASSETS	84,440,130
Current liabilities
Accounts payable	299,955	$ 3,272
Tax liabilities	384,973
Total current liabilities	684,928	3,272
TOTAL LIABILITIES	684,928	3,272
COMMITMENTS AND CONTINGENCIES
Common stock, $0.0001 par value, subject to possible redemption, 8,050,000 and 0 shares at redemption value, respectively	83,694,573
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 400,000,000 shares authorized; 2,107,750 and 0 shares issued and outstanding, respectively (excluding 8,050,000 and 0 shares subject to possible redemption, respectively)	211
Additional paid-in capital	189,479
Accumulated deficit	(129,061)	(3,272)
Total Stockholders' Equity (Deficit)	60,629	$ (3,272)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 84,440,130